Commitments (Details) - USD ($)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Capital leases, term, min	4 years
Capital leases, term, max	5 years
Monthly rental payment	$ 5,531
2015	58,750
2016	40,917
2017	1,114
Total Minimum Lease Payments	100,781
Less: Interest	16,272
Present Value of Minimum Lease Payments	84,509
Capital Lease Obligations, Current	45,660	$ 56,021
Capital Lease Obligations, Noncurrent	$ 38,849	$ 84,060